Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Class A
Account Value [Line Items]
Account Value	$ 13,147	$ 11,644	$ 11,264	$ 11,174	$ 10,328	$ 11,211	$ 10,909	$ 10,204	$ 9,348	$ 9,638
Class C
Account Value [Line Items]
Account Value	12,914	11,509	11,134	11,126	10,352	11,321	11,088	10,467	9,648	10,029
Class I
Account Value [Line Items]
Account Value	14,167	12,487	12,036	11,920	10,978	11,855	11,504	10,725	9,779	10,040
Class R6
Account Value [Line Items]
Account Value	14,122	12,453	12,008	11,893	10,956	11,831	11,492	10,714	9,770	10,040
Class Y
Account Value [Line Items]
Account Value	14,006	12,371	11,938	11,825	10,903	11,807	11,457	10,692	9,762	10,040
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	10,909	10,789	11,025	12,013	12,062	11,024	10,360	10,399	10,238	9,940
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,577	10,979	10,647	10,639	10,626	10,424	10,189	10,066	10,021	10,002
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Account Value	10,462	10,419	10,707	11,586	11,640	10,927	10,356	10,388	10,269	9,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	10,909	10,789	11,025	12,013	12,062	11,024	10,360	10,399	10,238	9,940
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,577	10,979	10,647	10,639	10,626	10,424	10,189	10,066	10,021	10,002
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Account Value	10,462	10,419	10,707	11,586	11,640	10,927	10,356	10,388	10,269	9,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	10,909	10,789	11,025	12,013	12,062	11,024	10,360	10,399	10,238	9,940
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,577	10,979	10,647	10,639	10,626	10,424	10,189	10,066	10,021	10,002
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Account Value	10,462	10,419	10,707	11,586	11,640	10,927	10,356	10,388	10,269	9,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	10,909	10,789	11,025	12,013	12,062	11,024	10,360	10,399	10,238	9,940
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,577	10,979	10,647	10,639	10,626	10,424	10,189	10,066	10,021	10,002
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Account Value	10,462	10,419	10,707	11,586	11,640	10,927	10,356	10,388	10,269	9,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	10,909	10,789	11,025	12,013	12,062	11,024	10,360	10,399	10,238	9,940
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	11,577	10,979	10,647	10,639	10,626	10,424	10,189	10,066	10,021	10,002
Bloomberg U.S. MBS Index [Member]
Account Value [Line Items]
Account Value	$ 10,462	$ 10,419	$ 10,707	$ 11,586	$ 11,640	$ 10,927	$ 10,356	$ 10,388	$ 10,269	$ 9,998